Critical accounting estimates and judgments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Critical accounting estimates and assumptions [Line Items]
Value of contracted revenue		$ 10,400,000,000
Cash and cash equivalents	[1]	825,700,000	$ 578,000,000	[2]
Cash and cash equivalents if different from statement of financial position		853,300,000	578,000,000		$ 293,800,000	$ 514,100,000
Cash and cash equivalents held for sale		27,600,000
Undrawn borrowing facilities		$ 300,000,000
Lease renewal term		10 years
Deferred tax liability unremitted earnings		$ 0
Deferred income tax liabilities		40,400,000	88,600,000	[2]	$ 125,200,000
Deferred income tax assets		65,100,000	73,300,000	[2]
NIGERIA
Critical accounting estimates and assumptions [Line Items]
Deferred income tax assets		73,700,000	$ 0
NIGERIA | Unrealized foreign exchange
Critical accounting estimates and assumptions [Line Items]
Deferred income tax assets		72,100,000
NIGERIA | Repayment of intercompany loan is refinanced by new USD denominated intercompany loan and surplus funds are distributed [Member] | Unrealized foreign exchange
Critical accounting estimates and assumptions [Line Items]
Deferred income tax liabilities		20,000,000
Increase (decrease) in deferred tax liability (asset)		$ 80,000,000

[1]	Excludes $27.6 million cash classified within assets held for sale as of December 31, 2025 (see note 32.2).
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)